Financial instruments - fair values and risk management	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial instruments – fair values and risk management
26. Financial instruments – fair values and risk management
26.1 Measurement categories of financial instruments
For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price the Group would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities

•	Level 2: inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e. derived from prices).

•	Level 3: inputs for the asset or liability that are not based on observable market data (i.e., unobservable inputs).
The carrying amounts of trade and other receivables, trade payables except for those for capitalized sports data rights licenses, and other financial liabilities included in other liabilities, all approximate their fair values due to the short maturities of these financial instruments. The financial instruments measured at fair value are loans receivable and equity investment.
Bank loans and borrowings bore interest at variable rates. The Company assessed that their carrying amount is a reasonable approximation of fair value.
The fair values of interest-bearing financial assets measured at amortized cost equal the present values of their future estimated cash flows. These present values are calculated using market interest rates for the respective currencies and terms.
The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. They do not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value. The tables present the amounts as of December 31, 2020 and 2021.

	Carrying amounts		Fair values
Financial instruments as of December 31, 2020 in €‘000	Mandatorily at FVTPL	At amortized cost	Level 1	Level 2	Level 3
Financial assets measured at fair value
Loans receivable	2,665				2,665
Financial assets not measured at fair value
Cash and cash equivalents		385,542
Trade and other receivables		24,448
Unpaid capital contribution		89,295
Deposits		2,001
Advances and loans receivable		2,483			2,491

Total	2,665	503,769			5,156
Financial liabilities not measured at fair value
Bank overdrafts		95
Loans and borrowings (excluding lease liabilities)		411,006
Deferred consideration		13,993
Trade and other payables		304,537		298,664
thereof for capitalized licenses		239,226		233,353

Total		729,631		298,664

The Company has adjusted the December 31, 2020 comparative amounts for certain immaterial errors to align with the December 31, 2021 presentation.

				Fair values
Financial instruments as of December 31, 2021 in €‘000	Mandatorily at FVTPL	FVOCI – equity investments	At amortized cost	Level 1	Level 2	Level 3
Financial assets measured at fair value
Loans receivable	—					—
Equity investment		2,605				2,605
Financial assets not measured at fair value
Cash and cash equivalents			742,773
Trade and other receivables			37,773
Deposits			2,142
Advances and loans receivable			1,767			1,770

Total	—	2,605	784,455			4,375
Financial liabilities measured at fair value
Contingent consideration	8,436					8,436
Financial liabilities not measured at fair value
Bank overdrafts			73
Loans and borrowings (excluding lease liabilities)			411,379
Deferred consideration			7,714
Trade and other payables			511,719		518,145
thereof for capitalized licenses			441,366		447,792

Total	8,436		930,885		518,145	8,436

There were no transfers between Level 1, Level 2 and Level 3 during the years ended December 31, 2020 and 2021.
Net gains and losses from financial assets and liabilities measured at amortized cost are included in notes 8. Net gains from foreign exchange measurement on financial assets and liabilities measured at amortized cost were €4,771, €17,937 and €1,664 for the years ended December 31, 2019, 2020 and 2021, respectively.
Level 3 recurring fair values
Following table shows a reconciliation from the opening balances to the closing balances for Level 3 fair values:

in €‘000	Equity investment	Loans receivable	Contingent consideration
Balance as of January 1, 2021	—	2,665	—
Assumed in a business combination	—	—	8,246
Acquisition	2,605	—	—
Net change in fair value – unrealized (included in Finance cost / income and Impairment loss other financial assets)	—	(2,665)	190

Balance as of December 31, 2021	2,605	—	8,436

26.2 Financial risk management
The Group’s activities expose it to a variety of financial risks: market risk, liquidity risk and credit risk. The Group’s senior management oversees the management of these risks. The Group’s senior management ensures that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group’s policies and risk objectives. The Group reviews and agrees on policies for managing each of these risks which are described below.
26.3 Market risk
Market risks expose the Group primarily to the financial risks of changes in both foreign currency exchange rates and interest rates. Since 2017, the Group utilizes derivate financial instruments to hedge risk exposures arising from its obligations in US Dollars, however, no derivatives were used in 2021. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance.
Financial risk management is carried out by Group Treasury and the CFO under policies preapproved by the Board of Directors. They identify, evaluate and hedge financial risks in close co-operation
with the Group’s operating units; and especially cover foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative
financial instruments; and investment of excess liquidity.
26.4 Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure that it will have sufficient liquidity to meet its liabilities when such liabilities become due.
Cash flow forecasting is performed in the operating entities of the Group on a monthly basis and then aggregated by Group Finance which closely monitors the actual status per company and the rolling forecasts of the Group’s liquidity.
The following tables show contractual cash flows for financial liabilities:

Bank debt - contractual cash flows 1)	December 31,
in €‘000	2020	2021
due within one year	18,829	14,978
due within two to five years	73,139	59,658
due after five years	455,211	433,230

Total	547,179	507,866

1)	The contractual cash flows include future interest payments calculated assuming EURIBOR of 0% plus a margin.

Deferred & contingent consideration cash flows	December 31,
in €‘000	2020	2021
due within one year	7,243	11,829
due within two to five years	6,750	4,321

Total	13,993	16,150

Trade payables	December 31,
in €‘000	2020	2021
due within one year	133,987	150,538
due within two to five years	149,107	263,397
due after five years	8,355	106,490

Total	291,449	520,425

Lease liabilities cash flows	December 31,
in €‘000	2020	2021
due within one year	8,215	6,085
due within two to five years	19,003	16,623
due after five years	2,153	3,274

Total	29,371	25,982

Other financial liabilities	December 31,
in €‘000	2020	2021
due within one year	4,656	5,982

Total	4,656	5,982

To service the above license payment commitments and other operational requirements, the Group is dependent on existing cash resources, cash generated from operations and borrowing facilities. The Group entered into a new borrowing facility in November 2020. Refer to note 21 for further details.
26.5 Credit risk
Credit risk is the risk of financial loss to the Group if a customer or counterparty to financial instruments fails to meet its contractual obligations. The Group is exposed to credit risk from its operating activities (primarily trade receivables), loans granted and its deposits with banks and financial institutions.
The carrying amounts of financial assets and contract assets represent the maximum credit exposure, please refer to note 26.1. At the reporting date, there are no arrangements which will reduce our maximum credit risk.
Impairment losses on financial assets and contract assets recognized in the consolidated statements of profit or loss and other comprehensive income are disclosed in note 17 “Other financial assets and other non-current assets” and note 18 “Trade receivables and contract assets”.
As the Group’s risk exposure is mainly influenced by the individual characteristics of each customer, it continuously analyzes the creditworthiness of significant debtors. Due to its international operations and expanding business based on a diversified customer structure, the Group experiences an increasing but still low concentration of credit risk arising from trade receivables. The Group had one customer that accounted for more than 10% of revenue amounting to €39,390 for the year ended December 31, 2019. The Group had for the years ended December 31, 2020 and 2021 no individual customer accounted for more than 10% of revenues. For banks and financial institutions, only parties with a high credit rating are accepted. Furthermore, the Group continuously tracks the financial information of the counterparties of loans granted.
The following table provides information about the exposure to credit risk and ECLs for loans receivable as of December 31, 2020 and 2021:

Loans receivable: exposure to credit risk and ECLs
in €‘000	Gross carrying amount	Weighted average loss rate	Impairment loss allowance	Credit- impaired
Grades 1 - 6: Low risk (BBB- to AAA)	658	0.0%	—	no
Grade 10: Substandard (B- to CCC-)	6,243	28.1%	(1,754)	no
Grade 12: Loss (D)	6,702	100.0%	(6,702)	yes

Total as of December 31, 2020	13,603		(8,456)

Grades 1 - 6: Low risk (BBB- to AAA)	567	0.0%	—	no
Grade 10: Substandard (B- to CCC-)	3,288	63,5%	(2,087)	no
Grade 12: Loss (D)	12,258	100.0%	(12,258)	yes

Total as of December 31, 2021	16,113		(14,345)

Credit risk arising from billing sports betting client accounts is mitigated by billing and collecting monies in advance. Customer accounts are suspended if an invoice remains unpaid two weeks after the beginning of the billed month. Credit risk arising from sports media accounts is mitigated by customer credit checks before services are rendered.
The following table provides information about the exposure to credit risk and ECLs for trade receivables from individual customers as of December 31, 2020 and 2021:

Trade receivables from individual customers: exposure to credit risk and ECLs
in €‘000	Gross carrying amount	Weighted average loss rate	Impairment loss allowance	Credit- impaired
Current (not past due)	11,410	1.01%	(115)	no
1 to 60 days past due	10,771	5.27%	(567)	no
61 to 90 days past due	828	11.19%	(93)	no
More than 90 days past due	4,637	79.94%	(3,707)	yes

Total as of December 31, 2020	27,646		(4,482)

Current (not past due)	7,390	0.48%	(36)	no
1 to 60 days past due	19,525	1.58%	(308)	no
61 to 90 days past due	2,321	6.80%	(158)	no
More than 90 days past due	7,111	51.88%	(3,689)	yes

Total as of December 31, 2021	36,347		(4,190)

From 2020 to 2021, weighted average loss rates decreased reflecting improving economic conditions of the customers comparing to pandemic-driven ECL modeling in 2020.
As of December 31, 2020 and 2021, contract assets at the gross carrying amount of €23,890 and €40,800, respectively, are measured at the same ECL probability as current, not past due trade receivables, which results in an ECL allowance of €115 and €183, respectively, deducted from the contract assets.
26.6 Foreign currency risk
Currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. Foreign exchange risk arises from future commercial transactions and recognized financial assets and liabilities. The Group invoices more than 85% of its business in its functional currency the Euro. However, license rights are often purchased in foreign currencies and this exposes the Group to a significant risk from changes in foreign exchange rates; in particular, against the US Dollar following the purchase of sports data and media rights by Sportradar AG. Furthermore, some of the subsidiaries operate in local currencies, mainly AUD, GBP, CHF, NOK and USD. Exchange rates are monitored by the Finance department on a monthly basis, to ensure that adequate measures are taken if fluctuations increase.
In the normal course of business, the Group may enter into financial instruments (derivatives) to manage its normal business exposures in relation to foreign currency exchange rates. The foreign exchange forward contracts are not designated as cash flow hedges and are entered into for periods consistent with foreign currency exposure of the underlying transactions, generally from one to 12 months. As of December 31, 2019, 2020 and 2021, the nominal value of the foreign exchange forward contracts was USD 54.4 million, with maturity dates within one year, USD nil and USD nil, respectively. The transaction risk on foreign currency cash flows is monitored on an ongoing basis by the Group Treasury. The main transaction risk is represented by the US Dollar, while other currencies pose minor sources of risk. As of December 31, 2020 and 2021, the Group’s net liability (asset) exposure in US Dollars was €138,664 and €(438,341), respectively. The following table provides the effects of a five and ten percent quantitative change of foreign currency exchange rates of the Euro against the exposed currencies as of December 31, 2020 and 2021, on profit or loss:

Effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies	December 31,
in €‘000	2020	2021
€ exchange rate +10%	(13,839)	43,486
€ exchange rate +5%	(6,918)	21,743
€ exchange rate -5%	6,918	(21,743)
€ exchange rate -10%	13,839	(43,486)
26.7 Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group does not actively manage its interest rate exposure.
The Group is mainly exposed to cash flow interest rate risk in conjunction with its borrowings. The interest rate is based on market interest rate plus a margin which is based on the leverage ratio as defined in the Credit Facility and Senior Facilities agreements.
For the €420.0 million syndicated Senior Facilities loan and the €110.0 million unutilized RCF, the foreseeable interest expense for 2022 will be €15.8 million, based on
6-months-EURIBOR
or at least 0% interest, if the EURIBOR is below 0%, plus margin of 350 base points for the Senior Facilities Loan (determined based on the senior secured net leverage ratio) and plus the commitment fee for the RCF. Financial analysts might consider EURIBOR to increase moderately above 0% on a mid-term
basis. A theoretical increase of 100 base points (one percentage point) above zero increases the interest expenditure for 12 months by €4.6 million.
The Group incurs negative interest on positive cash balances for EUR and CHF due to the current interest levels of European and Swiss Central banks.
Loans granted to customers (refer to note 17) bore fixed interest. They do not expose the Group to any interest rate risk.